Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

(10) Subsequent Events

Merger Agreement

On April 3, 2024, ARCA, Merger Sub I, Merger Sub II and Oruka, entered into the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub I will merge with and into Oruka, with Oruka continuing as a wholly owned subsidiary of ARCA and the surviving corporation of the merger and as part of the same overall transaction, the surviving corporation in the First Merger will merge with and into Merger Sub II with Merger Sub II continuing as a wholly owned subsidiary of ARCA and the surviving entity of the merger. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the closing of the First Merger, (a) each then-outstanding share of Oruka common stock (including shares of Oruka common stock issued in the financing transaction described below) will be converted solely into the right to receive a number of shares of ARCA common stock calculated in accordance with the Merger Agreement (the “Exchange Ratio”), (b) each then-outstanding share of Oruka preferred stock will be converted into the right to receive a number of shares of Series B Preferred Stock (as defined below) of ARCA, calculated in accordance with the Merger Agreement (c) each then-outstanding option to purchase Oruka common stock will be assumed by ARCA, subject to adjustment as set forth in the Merger Agreement and (d) each then-outstanding warrant to purchase shares of Oruka common stock will be converted into a warrant to purchase shares of ARCA common stock, subject to adjustment as set forth in the Merger Agreement and form of warrant. Under the terms of the Merger Agreement, prior to the closing of the transaction, the Board will accelerate the vesting of all equity awards of ARCA then outstanding but not then vested or exercisable, and cancel each option (the “Out of the Money Options”) to acquire shares of ARCA common stock with an exercise price per share greater than the volume weighted average closing trading price of a share of ARCA common stock on The Nasdaq Stock Market LLC (“Nasdaq”) for the five (5) consecutive trading days ending three (3) days immediately prior to the closing date of the First Merger (the “Parent Closing Price”), in each case, in accordance with the terms of the Merger Agreement. At the closing of the First Merger, each option to acquire shares of ARCA common stock with an exercise price less than or equal to the Parent Closing Price will be cancelled and converted into the right to receive an amount in cash, without interest, equal to the Parent Closing Price less the exercise price of such option.

Under the Exchange Ratio formula in the Merger Agreement, upon the closing of the First Merger, on a pro forma basis and based upon the number of shares of ARCA common stock expected to be issued in the First Merger, pre-First Merger Oruka stockholders (including Oruka stockholders issued shares of Oruka common stock and pre-funded warrants in the financing transaction described below) will own approximately 97.62% of the combined company and pre-First Merger ARCA stockholders will own approximately 2.38% of the combined company. For purposes of calculating the Exchange Ratio, (i) shares of ARCA common stock underlying warrants and other rights to receive shares (other than Options to acquire shares of ARCA common stock, to the extent cancelled at or prior to closing of the First Merger in accordance with the Merger Agreement) outstanding as of immediately prior to the closing of the First Merger will be deemed to be outstanding, and (ii) all shares of Oruka common stock underlying outstanding Oruka stock options and warrants will be deemed to be outstanding. The Exchange Ratio will be adjusted to the extent that ARCA’s net cash at closing is less than $5.0 million and will be based on the amount of proceeds actually received by Oruka in the financing transaction described below, as further described in the Merger Agreement.

In addition, prior to the closing of the First Merger, ARCA expects to declare a cash dividend to the pre-First Merger ARCA stockholders equal in the aggregate to ARCA’s reasonable, good faith approximation of the amount by which ARCA’s net cash (as determined pursuant to the Merger Agreement) will exceed $5,000,000.

In connection with the Merger, ARCA is required to seek the approval of its stockholders to, among other things, (a) issue shares of ARCA common stock issuable in connection with the First Merger (including the shares of ARCA common stock issuable under the Series B Preferred Stock) under the rules of Nasdaq, and (b) amend its amended and restated certificate of incorporation, to (i) effect a reverse stock split of ARCA common stock (if deemed necessary by ARCA and Oruka), (ii) increase the number of shares of ARCA common stock that ARCA is authorized to issue, and (iii) such other changes as are mutually agreeable to ARCA and Oruka (the “ARCA Voting Proposals”).

Each of ARCA and Oruka has agreed to customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants relating to (1) using commercially reasonable efforts to obtain the requisite approval of its stockholders, (2) non-solicitation of alternative acquisition proposals, (3) the conduct of their respective businesses during the period between the date of signing the Merger Agreement and the closing of the Merger, (4) ARCA using commercially reasonable efforts to maintain the existing listing of the ARCA common stock on Nasdaq and cause the shares of ARCA common stock to be issued in connection with the First Merger to be approved for listing on Nasdaq prior to the closing of the First Merger, and (5) ARCA filing with the U.S. Securities and Exchange Commission (the “SEC”) and causing to become effective a registration statement to register shares of ARCA common stock to be issued in connection with the First Merger, except as set forth in the Merger Agreement (the “Registration Statement”).

Consummation of the Merger is subject to certain closing conditions, including, among other things, (1) approval by ARCA stockholders of the ARCA Voting Proposals, (2) approval by the requisite Oruka stockholders of the adoption and approval of the Merger Agreement and the transactions contemplated thereby, (3) Nasdaq’s approval of the initial listing application to be submitted in connection with the First Merger, (4) the effectiveness of the Registration Statement, (5) the expiration of any applicable waiting periods (or extensions thereof) under the Hart Scott-Rodino Antitrust Improvements Act of 1976, as amended, (6) the subscription agreements (described below) being in full force and effect providing for the receipt of proceeds of not less than $175,000,000 (including in the proceeds any notes contributed as consideration in the financing transaction described below) and (7) to the extent ARCA has declared the cash dividend described above, ARCA delivering the aggregate amount distributable to the pre-First Merger ARCA stockholders to ARCA’s transfer agent for further distribution to the pre-First Merger ARCA stockholders. Each party’s obligation to consummate the Merger is also subject to other specified customary conditions, including regarding the accuracy of the representations and warranties of the other party, subject to the applicable materiality standard, and the performance in all material respects by the other party of its obligations under the Merger Agreement required to be performed on or prior to the date of the closing of the Merger.

The Merger Agreement contains certain termination rights of each of ARCA and Oruka. Upon termination of the Merger Agreement under specified circumstances, ARCA and Oruka may each be required to pay the other party a termination fee of $440,000.

Pursuant to a Certificate of Designation of Preferences, Rights and Limitations of the Series B Non-Voting Convertible Preferred Stock to be filed by ARCA with the Secretary of State of the State of Delaware (the “Certificate of Designation”) in connection with the Merger Agreement and the transactions thereunder, ARCA will establish the terms of a new series of preferred stock of ARCA designated as Series B Non-Voting Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”). Holders of the Series B Preferred Stock will be entitled to receive dividends on shares of Series B Preferred Stock equal to, on an as-if-converted-to-ARCA common stock basis, and in the same form as dividends actually paid on shares of the ARCA common stock. Except as otherwise required by the Certificate of Designation or law, the Series B Preferred Stock will not have voting rights. However, as long as any shares of Series B Preferred Stock are outstanding, ARCA will not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock, (b) alter or amend the Certificate of Designation, (c) amend its certificate of incorporation, bylaws or other charter documents in any manner that adversely affects any rights of the holders of the Series B Preferred Stock, (d) file any articles of amendment, certificate of designations, preferences, limitations and relative rights of any series of Preferred Stock (as defined in the Certificate of Designation), if such action would adversely alter or change the preferences, rights, privileges or powers of, or restrictions provided for the benefit of the Series B Preferred Stock, (e) issue further shares of the Series B Preferred Stock or increase or decrease (other than by conversion) the number of authorized shares of the Series B Preferred Stock, (f) at any time while at least 30% of the originally issued Series B Preferred Stock remains issued and outstanding, consummate either (A) a Fundamental Transaction (as defined in the Certificate of Designation) or (B) any merger or consolidation of ARCA or other business combination in which the stockholders of ARCA immediately before such transaction do not hold at least a majority of the capital stock of ARCA immediately after such transaction, or (f) enter into any agreement with respect to any of the foregoing. The Series B Preferred Stock does not have a preference upon any liquidation, dissolution or winding-up of ARCA.

Following the closing of the First Merger, each share of Series B Preferred Stock then outstanding shall be convertible, at any time and from time to time, at the option of the holder of the Series B Preferred Stock, into a number of shares equal to 1,000 shares of ARCA common stock, subject to certain limitations, including that a holder of Series B Preferred Stock is prohibited from converting shares of Series B Preferred Stock into shares of ARCA common stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own more than a specified percentage (initially set at 9.99%) of the total number of shares of ARCA common stock issued and outstanding immediately after giving effect to such conversion.

At the effective time of the First Merger (the “First Effective Time”), the combined company’s board of directors is expected to consist of five (5) members, all of whom will be designated by Oruka. Upon the closing of the transaction, the combined company will be led by Oruka’s chief executive officer.

Financing Transaction

Concurrently with the execution and delivery of the Merger Agreement, certain parties have entered into a subscription agreements with Oruka, pursuant to which they have agreed, subject to the terms and conditions of such agreements, to purchase immediately prior to the consummation of the First Merger, shares of Oruka common stock and pre-funded warrants to purchase shares of Oruka common stock (together, the “PIPE Securities”) for an aggregate purchase price of approximately $275.0 million. The consummation of the transactions contemplated by such agreements is conditioned on the satisfaction or waiver of the conditions set forth in the Merger Agreement and in the subscription agreement. Shares of Oruka common stock and pre-funded warrants to purchase shares of Oruka common stock issued pursuant to this financing transaction will be converted into shares of ARCA common stock and pre-funded warrants to acquire shares ARCA common stock, in accordance with the Exchange Ratio and the Merger Agreement.

Separation of Michael Bristow, M.D., President, Chief Executive Officer and Director

Effective April 3, 2024, ARCA and Dr. Michael Bristow, President, Chief Executive Officer and a member of the Board mutually agreed to conclude Dr. Bristow’s employment and service as a director.

In connection with Dr. Bristow’s separation, ARCA and Dr. Bristow entered into a separation agreement (the “Separation Agreement”) on April 3, 2024. Pursuant to the terms of the Separation Agreement, ARCA provided to Dr. Bristow a lump sum payment equal to (i) twelve (12) months of Dr. Bristow’s base salary as of the last date of his employment and (ii) a cash payment of $25,000, less applicable withholdings. The severance benefits were conditioned on the non-revocation by Dr. Bristow of a legal release of claims.

ARCA and Dr. Bristow entered into a consulting agreement, effective April 3, 2024 (the “Consulting Agreement”), pursuant to which Dr. Bristow is providing certain consulting services provided for in the Consulting Agreement to ARCA until the earlier of (i) the completion of services under the Consulting Agreement, (ii) a termination in accordance with the terms of the Consulting Agreement, and (iii) upon a Change of Control (as defined in ARCA’s 2020 Equity Incentive Plan (the “Plan”)). Pursuant to the Consulting Agreement, Dr. Bristow provision of services under the Consulting Agreement are deemed to be a Continuous Service (as defined in the Plan) and, as a result, his equity awards under the Plan continue to vest during the term of the Consulting Agreement.

Appointment of Thomas Keuer as President

Effective as of April 3, 2024, the Board appointed Thomas A. Keuer, ARCA’s Chief Operating Officer, to serve as ARCA’s President and principal executive officer. Mr. Keuer has been with ARCA since 2006, and as its Chief Operating Officer for the last nine years, a position he will continue to serve in. Mr. Keuer will not receive any additional compensation in connection with his appointment as President and principal executive officer. Mr. Keuer’s position will end upon closing of the merger transaction with Oruka Therapeutics, Inc. as previously disclosed on a Current Report on Form 8-K filed with the SEC on April 3, 2024.

Second Amendment to Retention Bonus Letter of Thomas A. Keuer and C. Jeffrey Dekker

On April 20, 2024, the board of directors of ARCA approved the second amendment of certain retention bonus letters between ARCA and each of Thomas A. Keuer and C. Jeffrey Dekker to increase the aggregate amount of the retention bonus with respect to each such executive to $200,000. The remaining portion of the retention bonus with respect to Thomas A. Keuer and C. Jeffrey Dekker, consisting of $165,000, will become payable consistent with the original terms of the applicable retention bonus letter and first amendment to retention bonus letter. Any payment related to the retention bonuses of Thomas A. Keuer and C. Jeffrey Dekker will be paid by ARCA via payroll within 30 business days of the date of occurrence of the applicable “Payment Event Date” (as such term is otherwise defined in the applicable second amendment to the retention bonus letter). Each such retention bonus letter and first amendment to retention bonus letter will otherwise remain subject to their original terms and conditions.